Income Taxes - Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 164,540	$ 132,691	$ 143,952
Domestic [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	(11,150)	(8,176)	(2,795)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 175,690	$ 140,867	$ 146,747